DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (Interest Rates on TEP's Variable Rate IDBs) (Detail) (Variable Rate Demand Obligation [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Rate Demand Obligation [Member]
Schedule Of Interest Rate [Line Items]
Average Interest Rate	0.08%	0.10%	0.17%
Range of Average weekly interest rate, minimum	0.05%	0.06%	0.06%
Average Weekly Interest Rate Range Maximum	0.13%	0.25%	0.26%